Income Taxes (Details) - Schedule of provision for income taxes - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of provision for income taxes [Abstract]
Current income tax expense	$ 2,466,745	$ 623,938	$ 533,078
Deferred tax expense (benefit)	(2,845,588)	8,627,604	(132,767)
Income taxes provision (benefit)	$ (378,843)	$ 9,251,542	$ 400,311